Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Portfolio – Conservative Portfolio - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 13,009	$ 12,426	$ 11,437	$ 13,496	$ 13,097	$ 11,955	$ 10,766	$ 11,093	$ 10,327	$ 9,984	$ 10,000
Variable Portfolio – Conservative Portfolio - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 12,817	12,275	11,317	13,400	13,033	11,923	10,766	11,093	10,327	9,984	10,000
Variable Portfolio – Conservative Portfolio - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	Class 4
Account Value	$ 12,817	12,267	11,317	13,392	13,025	11,923	10,766	11,085	10,327	9,984	10,000
Variable Portfolio – Moderately Conservative Portfolio - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 14,595	13,676	12,346	14,685	13,855	12,450	10,941	11,412	10,373	9,978	10,000
Variable Portfolio – Moderately Conservative Portfolio - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 14,384	13,518	12,233	14,578	13,786	12,420	10,941	11,412	10,373	9,978	10,000
Variable Portfolio – Moderately Conservative Portfolio - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	Class 4
Account Value	$ 14,374	13,510	12,228	14,575	13,778	12,414	10,939	11,401	10,373	9,970	10,000
Variable Portfolio – Moderate Portfolio - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 16,514	15,151	13,382	16,011	14,647	12,948	11,124	11,781	10,405	9,944	10,000
Variable Portfolio – Moderate Portfolio - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 16,278	14,972	13,254	15,894	14,581	12,919	11,124	11,781	10,405	9,944	10,000
Variable Portfolio – Moderate Portfolio - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	Class 4
Account Value	$ 16,276	14,972	13,257	15,893	14,575	12,922	11,123	11,778	10,404	9,944	10,000
Variable Portfolio - Moderately Aggressive Portfolio - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 18,299	16,444	14,271	17,272	15,338	13,423	11,284	12,138	10,450	9,927	10,000
Variable Portfolio - Moderately Aggressive Portfolio Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 18,034	16,248	14,136	17,154	15,275	13,395	11,284	12,138	10,450	9,927	10,000
Variable Portfolio – Moderately Aggressive Portfolio - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	Class 4
Account Value	$ 18,025	16,242	14,135	17,147	15,264	13,388	11,275	12,133	10,443	9,921	10,000
Variable Portfolio – Aggressive Portfolio - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 20,369	17,948	15,274	18,624	16,051	13,921	11,426	12,498	10,511	9,924	10,000
Variable Portfolio – Aggressive Portfolio - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 20,076	17,735	15,129	18,492	15,975	13,893	11,426	12,498	10,511	9,924	10,000
Variable Portfolio – Aggressive Portfolio - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	Class 4
Account Value	$ 20,082	17,738	15,135	18,500	15,980	13,900	11,424	12,502	10,517	9,924	10,000
MSCI EAFE Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 16,598	15,987	13,521	15,805	14,205	13,176	10,798	12,526	10,018	9,919	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Blended Benchmark - 80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000® Index, 6% MSCI EAFE Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000® Index, 6% MSCI EAFE Index (Net)
Account Value	$ 13,776	13,199	12,107	14,043	13,668	12,438	11,050	11,210	10,468	10,062	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000® Index, 11% MSCI EAFE Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000® Index, 11% MSCI EAFE Index (Net)
Account Value	$ 15,709	14,726	13,191	15,410	14,540	13,045	11,301	11,602	10,565	10,061	10,000
Blended Benchmark - 50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI EAFE Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI EAFE Index (Net)
Account Value	$ 17,953	16,441	14,375	16,933	15,475	13,693	11,564	12,009	10,666	10,058	10,000
Blended Benchmark - 46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net)
Account Value	$ 20,424	18,275	15,601	18,541	16,416	14,346	11,817	12,420	10,761	10,050	10,000
Blended Benchmark - 56% Russell 3000® Index, 24% MSCI EAFE Index (Net), 20% Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 56% Russell 3000® Index, 24% MSCI EAFE Index (Net), 20% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 22,976	20,124	16,787	20,131	17,293	14,966	12,038	12,823	10,835	10,037	10,000
MSCI EAFE Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 16,598	$ 15,987	$ 13,521	$ 15,805	$ 14,205	$ 13,176	$ 10,798	$ 12,526	$ 10,018	$ 9,919	$ 10,000